Stock Options: (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 16, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding		7,769,202	6,249,952	0
Options granted	1.24	70,000	2,350,000	6,489,404
Options forfeited		(101,250)	(830,750)	(239,452)
Options exercised		0	0	0
Outstanding		7,737,952	7,769,202	6,249,952
Options exercisable		5,037,863	4,546,603	3,764,733
Weighted-Average Exercise Price, Outstanding		$ 1.40	$ 1.48	$ 0
Weighted-Average Exercise Price, Options granted		1.17	1.29	1.47
Weighted - Average Exercise Price, Options terminated		(1.24)	1.77	(1.00)
Weighted-Average Exercise Price, Options exercised		0	0	0
Weighted-Average Exercise Price, Outstanding		1.40	1.40	1.48
Weighted-Average Exercise Price, Options exercisable		$ 1.48	$ 1.49	$ 1.71